CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	24,997,530	23,695,680	17,768,574